Significant and Critical Accounting Policies and Practices (Details Textual) - USD ($)		12 Months Ended
	Jan. 02, 2013	Dec. 31, 2017	Dec. 31, 2016
Significant and Critical Accounting Policies and Practices (Textual)
Investments minority interest	$ 83,333
Description of investments cost method equity method and joint venture		The Company holds 50% or less of the common stock or in-substance common stock.
Impairment of minority investment		$ 83,333
Securities purchase agreement [Member]
Significant and Critical Accounting Policies and Practices (Textual)
Stock options exercisable term		5 years
Stock options to purchase of common stock exercise price per share		$ 0.20